TRANSFER OF FINANCIAL ASSETS (Details) - Personal loans securitized [member] $ in Thousands	Dec. 31, 2021 ARS ($)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Asset	$ 869,447
Liabilities	$ 551,556